Victory Target Retirement Income Fund Expense Example - Victory Target Retirement Income Fund - Fund Shares	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	$ 673